Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Entity Registrant Name	Trinity Biotech plc
Entity Central Index Key	0000888721
Document Type	20-F
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Emerging Growth Company	false
Entity File Number	0-2022
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Common Stock, Shares Outstanding	153,310,284
Entity Incorporation, State or Country Code	L2
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Address, Address Line One	IDA Business Park
Entity Address, City or Town	Bray, County Wicklow
Entity Address, Country	IE
Entity Address, Postal Zip Code	A98 H5C8
Title of 12(b) Security	American Depositary Shares (each representing 20 ‘A’ Ordinary Shares, par value US$0.0109)
Trading Symbol	TRIB
Security Exchange Name	NASDAQ
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Name	GRANT THORNTON
Auditor Location	Dublin, Ireland
Auditor Firm ID	1402
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Des Fitzgerald
City Area Code	353
Local Phone Number	1276 9800
Contact Personnel Fax Number	1276 9888
Entity Address, Address Line One	IDA Business Park
Entity Address, City or Town	Bray, County Wicklow
Entity Address, Country	IE
Entity Address, Postal Zip Code	A98 H5C8